Statements of Changes in Shareholders' Equity $ in Thousands	Ordinary Shares [Member] USD ($) shares		Accumulated Other Comprehensive Income [Member] USD ($)	Additional Paid in Capital [Member] USD ($)	Warrants [Member] USD ($)	Accumulated Deficit [Member] USD ($)	USD ($) shares
Balance, beginning at Dec. 31, 2016	$ 50		$ 40	$ 197,400	$ 2,960	$ (158,050)	$ 42,400
Balance, shares beginning at Dec. 31, 2016 | shares	26,902,285
Statement Line Items [Line Items]
Comprehensive loss			(24)			(10,138)	(10,162)
Employee stock options exercised		[1]		479			479
Employee stock options exercised, shares | shares	252,343
Issuance of ordinary Shares, net of issuance costs of $288 thousand	$ 7			19,024			19,031
Issuance of ordinary Shares, net of issuance costs of $288 thousand, shares | shares	2,724,695
Share based payments to employees and non-employees				4,152			4,152
Balance, ending at Dec. 31, 2017	$ 57		16	221,055	2,960	(168,188)	55,900
Balance, shares ending at Dec. 31, 2017 | shares	29,879,323
Statement Line Items [Line Items]
Comprehensive loss			25			(20,458)	(20,433)
Employee stock options exercised				34			34
Employee stock options exercised, shares | shares	97,043
Share based payments to employees and non-employees				3,867			3,867
Issuance of ordinary shares, net of issuance costs in amount of $1,775 thousand	$ 16			8,765	4,944		13,725
Issuance of ordinary shares, net of issuance costs in amount of $1,775 thousand, shares | shares	5,904,762
Balance, ending at Dec. 31, 2018	$ 73		41	233,721	7,904	(188,646)	$ 53,093
Balance, shares ending at Dec. 31, 2018 | shares	35,881,128						35,881,128
Statement Line Items [Line Items]
Comprehensive loss			(49)			(19,457)	$ (19,506)
Share based payments to employees and non-employees				2,251			2,251
Issuance of ordinary shares				2			2
Issuance of ordinary shares, shares | shares	1,800
Balance, ending at Dec. 31, 2019	$ 73		$ (8)	$ 235,974	$ 7,904	$ (208,103)	$ 35,840
Balance, shares ending at Dec. 31, 2019 | shares	35,882,928						35,882,928

[1]	Amount less than $1 thousand